Document and Entity Information	Dec. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000216228
Document Type	8-K
Document Period End Date	Dec. 03, 2025
Entity Registrant Name	ITT INC.
Entity Incorporation State Country Code	IN
Entity File Number	001-05672
Entity Tax Identification Number	81-1197930
Entity Address, Address Line One	100 Washington Boulevard
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(914)
Local Phone Number	641-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1 per share
Trading Symbol	ITT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false